Shareholder Report, Holdings (Details) - REX FANG & Innovation Equity Premium Income ETF	Jan. 31, 2026
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.61%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Palantir Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%
INFORMATION TECHNOLOGY - HARDWARE SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
INFORMATION TECHNOLOGY -SOFTWARE & SERVICES SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.11%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.41%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
US TREASURY BILLS SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%